INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The following table shows the Company's intangible assets for the periods presented:

	Weighted Average Useful life (Years)	December 31,
		2018	2017
Original Cost:

Technology	3.8	$9,111	$9,111
Backlog	2.8	1,877	1,877
Customer relationships	4.4	3,592	3,592
IP R&D	6	3,659	-

		$18,239	$14,580
Accumulated amortization:

Technology		$8,563	$7,633
Backlog		1,877	1,877
Customer relationships		2,838	2,137
IP R&D		-	-

		$13,278	$11,647

Amortized cost		$4,961	$2,933

Schedule of Estimated Amortization Expense
Estimated amortization expense for the years ending:
Year ending December 31,

2019	1,454
2020	610
2021	610
Thereafter	2,287

Total	4,961